Subsequent events	12 Months Ended
Dec. 31, 2022
Subsequent events
Subsequent events

28.           Subsequent events

28.1.        New long-Term Incentive Program

On March 8, 2023, the Executive Board of Directors approved a new Long-Term Incentive Program (“ILP 5”) that will grant Class A common shares (or cash-based payments equivalent to Class A common shares) to certain executives and employees of the Company and its subsidiaries subject to, among other conditions, a vesting period of thirty six months counted as of March 9, 2023 and, in the case of some senior officers and employees, the achievement of certain gross profit performance goals to be established by the Company. ILP 5 destinates a maximum of 2,300,000 Class A common shares to be issued to the beneficiaries of the plan after the vesting period and the achievement of the gross profit goals, as applicable.